Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands				2 Months Ended	12 Months Ended				35 Months Ended
	Mar. 03, 2022	Nov. 08, 2021 USD ($) $ / shares shares	Nov. 08, 2021 CAD ($) shares	Mar. 03, 2023 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) vote right $ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Aug. 15, 2022 USD ($)	Nov. 08, 2021 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote						1
Number of voting rights per share | right						1
Discount rate on share purchases (percent)						50.00%
Total share-based compensation | $						$ 10,920,000		$ 8,395,000
Unrecognized compensation costs, non-vested awards | $										$ 10,732,000
Unrecognized compensation costs, non-vested options, period of recognition						1 year 9 months 18 days
Common shares issued from treasury (in shares)						2,403
Share based awards settled for cash value as payment for tax withholding (in shares)						2,773
Share options
Stockholders Equity Note [Line Items]
Total share-based compensation | $						$ 980,000		$ 939,000
Percentage of shares reserved under the plan (must not exceed)						8.00%
ESPP
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)						414,338		355,096
Vesting period of matching contribution shares						1 year
Maximum aggregate number of shares reserved for future issuance (in shares)										4,000,000
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)										1,000,000
Exercise of share-based awards (in shares)						120,513		73,467
Shares issued during period (in shares)						645,714		530,378
Performance and restricted share units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)										7,000,000
Award vesting period						3 years
Company Match, First $5,000 Contributed by Employee
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)						20.00%
Company Match, Employee Contributions $5,001 to $10,000
Stockholders Equity Note [Line Items]
Employer matching contribution (percent)						10.00%
Preferred shares, Series A
Stockholders Equity Note [Line Items]
Shares issued, price per share (USD and CAD per share) | $ / shares					$ 25
Dividend declared per preferred share (USD per share) | $ / shares					1.2905		$ 1.2905
Preferred dividend rate reset period						5 years
Basis spread on variable rate						2.94%
Preferred shares, Series D
Stockholders Equity Note [Line Items]
Shares issued, price per share (USD and CAD per share) | $ / shares					25
Dividend declared per preferred share (USD per share) | $ / shares					$ 1.2728		$ 1.2728
Preferred dividend rate reset period						5 years
Basis spread on variable rate						3.28%
Preferred shares, Series C
Stockholders Equity Note [Line Items]
Redeemable preferred stock issued (in shares)										100
ATM Equity Program
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)						2,861,709			36,814,536
Cash proceeds from issuance of shares | $						$ 38,923,000			$ 551,086,000
Treasury stock, amount reserved for issuance under the plan | $											$ 500,000,000
Sale of stock, average price per share (in USD) | $ / shares						$ 13.94			$ 15.00
Proceeds from sale of stock, net of commissions | $						$ 38,534,000			$ 544,295,000
Sale of stock, other related costs | $						$ 558,000			$ 4,843,000
Common shares
Stockholders Equity Note [Line Items]
Discount rate on share purchases under dividend reinvestment plan (percent)	3.00%					5.00%
Common shares | Subsequent Event
Stockholders Equity Note [Line Items]
Dividend reinvestment plan shares issued (in shares)				4,370,289
Common shares | Public Stock Offering
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering (in shares)		44,080,000	44,080,000
Shares issued, price per share (USD and CAD per share) | (per share)		$ 14.63										$ 18.15
Cash proceeds from issuance of shares		$ 642,664,000	$ 800,052
Issuance costs | $			$ 32,583
Proceeds from sale of stock, net of commissions | $		$ 26,173,000
Exercise of share-based awards settled (in shares)						5,176		87,582
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)						20.00%
Minimum | Performance and restricted share units
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)						2.50%
Maximum | Performance and restricted share units
Stockholders Equity Note [Line Items]
Percentage of shares issued on number of PSU grants (percent)						237.00%